Operating segments - Summary of Geographical Information below Analyses the Group's Revenue by Country (Detail) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Geographical Information Below Analyses The Groups Revenue By Country [Line Items]
Revenue	₽ 7,788,741	₽ 6,117,773	[1]	₽ 4,732,539	[2]
Russia
Disclosure Of Geographical Information Below Analyses The Groups Revenue By Country [Line Items]
Revenue	7,170,042	5,652,024		4,324,594
Kazakhstan
Disclosure Of Geographical Information Below Analyses The Groups Revenue By Country [Line Items]
Revenue	232,990	166,147		124,002
Belarus
Disclosure Of Geographical Information Below Analyses The Groups Revenue By Country [Line Items]
Revenue	343,964	234,389		157,603
Baltic countries
Disclosure Of Geographical Information Below Analyses The Groups Revenue By Country [Line Items]
Revenue				54,160
Other countries
Disclosure Of Geographical Information Below Analyses The Groups Revenue By Country [Line Items]
Revenue	₽ 41,745	₽ 65,213		₽ 72,180

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.
[2]	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.